Pledged Assets and Collateral [Text Block] (Tables)	12 Months Ended
Mar. 31, 2020
Text Block [Abstract]
Assets Mortgaged Pledged or Otherwise Subject to Lien [Table Text Block]

2020
(in millions)
Trading account securities	¥10,264,854
Investment securities	14,096,841
Loans	13,354,396
Other	34,590

Total	¥37,750,681

Pledged Assets Classified by Type of Liabilities [Table Text Block]

2020
(in millions)
Deposits	¥134,704
Payables under repurchase agreements and securities lending transactions	15,286,574
Other short-term borrowings and long-term debt	22,312,888
Other	16,515

Total	¥37,750,681